NOTE 5 - PATENTS AND TRADEMARKS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Patents and trademarks	$ 280,490	$ 267,205
Less: Accumulated amortization	(226,619)	(221,227)
Patents and trademarks, Net	53,871	45,978
Amortization of patents	$ 5,392	$ 5,445